Provisions - Summary of Provisions (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Provisions [Abstract]
Employee benefits	$ 200	$ 146
Provision for make good	10	25
Total	$ 210	$ 171